Retirement Plans	12 Months Ended
Sep. 30, 2011
Retirement Plans [Abstract]
Retirement Plans

 (10)  Retirement Plans

Retirement plans expense includes the following components:

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Defined benefit plans:
Service cost (benefits earned during the period)	$46	51	52	22	24	30
Interest cost	174	175	172	45	45	50
Expected return on plan assets	(243)	(263)	(279)	(37)	(42)	(49)
Net amortization	70	122	147	17	20	22
Net periodic pension expense	47	85	92	47	47	53
Defined contribution plans	80	81	98	37	36	50
Total retirement plans expense	$127	166	190	84	83	103

Reconciliations of the actuarial present value of the projected benefit obligations and of the fair value of plan assets for defined benefit pension plans follow:

	U.S. PLANS		NON-U.S. PLANS
	2010	2011	2010	2011
Projected benefit obligation, beginning	$3,202	3,466	864	1,061
Service cost	51	52	24	30
Interest cost	175	172	45	50
Actuarial (gain) loss	207	114	112	(125)
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	(15)	-	61	-
Foreign currency translation and other	3	7	-	(3)
Projected benefit obligation, ending	$3,466	3,644	1,061	960

Fair value of plan assets, beginning	$2,822	3,206	634	714
Actual return on plan assets	328	29	60	-
Employer contributions	212	112	35	30
Benefits paid	(157)	(167)	(45)	(53)
Acquisitions/divestitures, net	-	-	41	-
Foreign currency translation and other	1	2	(11)	(1)
Fair value of plan assets, ending	$3,206	3,182	714	690

Net amount recognized in the balance sheet	$(260)	(462)	(347)	(270)

Amounts recognized in the balance sheet:
Noncurrent asset	$-	-	5	4
Noncurrent liability	$(260)	(462)	(352)	(274)
Accumulated other comprehensive loss	$(1,439)	(1,659)	(338)	(240)

Approximately $184 of the $1,899 of losses deferred in accumulated other comprehensive income at September 30, 2011, will be amortized into earnings in 2012. As of September 30, 2011, retirement plans in total were underfunded by $732.

As of the plans' September 30, 2011 and 2010 measurement dates, the total accumulated benefit obligation was $4,345 and $4,246, respectively. Also, as of the plans' respective measurement dates, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets for retirement plans with accumulated benefit obligations in excess of plan assets were $4,093, $3,907 and $3,380, respectively, for 2011, and $1,120, $1,043 and $618, respectively, for 2010.

Future benefit payments for U.S. plans are estimated to be $174 in 2012, $183 in 2013, $192 in 2014, $200 in 2015, $208 in 2016 and $1,157 in total over the five years 2017 through 2021. Based on foreign currency exchange rates as of September 30, 2011, future benefit payments for non-U.S. plans are estimated to be $43 in 2012, $47 in 2013, $49 in 2014, $55 in 2015, $55 in 2016 and $308 in total over the five years 2017 through 2021. In 2012, the Company expects to contribute approximately $150 to its retirement plans.

The weighted-average assumptions used in the valuations of pension benefits were as follows:

	U.S. PLANS			NON-U.S. PLANS
	2009	2010	2011	2009	2010	2011
Assumptions used to determine net pension expense:
Discount rate	6.50%	5.50%	5.00%	5.9%	5.3%	4.6%
Expected return on plan assets	8.00%	8.00%	8.00%	6.0%	5.9%	5.9%
Rate of compensation increase	3.25%	3.00%	3.00%	3.5%	3.9%	3.5%

Assumptions used to determine benefit obligations:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

The discount rate for the U.S. retirement plans was 4.75 percent as of September 30, 2011. An actuarially determined, company-specific yield curve is used to determine the discount rate. The expected return on plan assets assumption is determined by reviewing the investment returns of the plans for the past 10 years plus longer-term historical returns of an asset mix approximating Emerson's asset allocation targets, and periodically comparing these returns to expectations of investment advisors and actuaries to determine whether long-term future returns are expected to differ significantly from the past. The Company expects to reduce the assumed investment return on plan assets to 7.75 percent for 2012. Defined benefit pension plan expense for 2012 is expected to be approximately $170, versus $145 in 2011.

The Company's asset allocations at September 30, 2011 and 2010, and weighted-average target allocations are as follows:

	U.S. PLANS			NON-U.S. PLANS
	2010	2011	TARGET	2010	2011	TARGET

Equity securities	65%	62%	60-70%	51%	50%	50-60%
Debt securities	29%	30%	25-35%	31%	32%	25-35%
Other	6%	8%	3-10%	18%	18%	10-20%
Total	100%	100%	100%	100%	100%	100%

The primary objective for the investment of plan assets is to secure participant retirement benefits while earning a reasonable rate of return. Plan assets are invested consistent with the provisions of the prudence and diversification rules of ERISA and with a long-term investment horizon. The Company continuously monitors the value of assets by class and routinely rebalances to remain within target allocations. The strategy for equity assets is to minimize concentrations of risk by investing primarily in companies in a diversified mix of industries worldwide, while targeting neutrality in exposure to market capitalization levels, growth versus value profile, global versus regional markets, fund types and fund managers. The approach for bonds emphasizes investment-grade corporate and government debt with maturities matching a portion of the longer duration pension liabilities. The bonds strategy also includes a high yield element which is generally shorter in duration. A small portion of U.S. plan assets is allocated to private equity partnerships and real asset fund investments for diversification, providing opportunities for above market returns. Leveraging techniques are not used and the use of derivatives in any fund is limited to exchange-traded futures contracts and is inconsequential.

The fair values of defined benefit plan assets as of September 30, organized by asset class and by the fair value hierarchy of ASC 820 as outlined in Note 1 follow:

	Level 1	Level 2	Level 3	Total	%
2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291		767	20%
Emerging market equities	59	128		187	5%
Corporate bonds		522		522	14%
Government bonds		509		509	13%
High yield bonds		130		130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

2010
U.S. equities	$879	457	130	1,466	38%
International equities	533	256		789	20%
Emerging market equities	67	136		203	5%
Corporate bonds	23	449		472	12%
Government bonds	6	533		539	14%
High yield bonds	2	133		135	3%
Other	33	164	119	316	8%
Total	$1,543	2,128	249	3,920	100%

ASSET CLASSES
U.S. Equities reflects companies domiciled in the U.S., including multinational companies. International Equities is comprised of companies domiciled in developed nations outside the U.S. Emerging Market Equities is comprised of companies domiciled in portions of Asia, Eastern Europe and Latin America. Corporate Bonds represent investment-grade debt of issuers primarily from the U.S. Government Bonds include investment-grade instruments issued by federal, state and local governments, primarily in the U.S. High Yield Bonds include non-investment-grade debt from a diverse group of developed market issuers. Other includes cash, interests in mixed asset funds investing in commodities, natural resources, agriculture and exchange-traded real estate funds, life insurance contracts (U.S.) and shares in certain general investment funds of financial institutions or insurance arrangements (non-U.S.) that typically ensure no market losses or provide for a small minimum return guarantee.

FAIR VALUE HIERARCHY CATEGORIES
Valuations of Level 1 assets for all classes are based on quoted closing market prices from the principal exchanges where the individual securities are traded. Cash is valued at cost, which approximates fair value. Equity securities categorized as Level 2 assets are primarily non-exchange-traded commingled or collective funds where the underlying securities have observable prices available from active markets. Valuation is based on the net asset value of fund units held as derived from the fair value of the underlying assets. Debt securities categorized as Level 2 assets are generally valued based on independent broker/dealer bids or by comparison to other debt securities having similar durations, yields and credit ratings. Other Level 2 assets are valued based on a net asset value of fund units held, which is derived from either broker/dealer quotation or market-observed pricing for the underlying assets. U.S. equity securities classified as Level 3 are fund investments in private companies. Valuation techniques and inputs for these assets include discounted cash flow analysis, earnings multiple approaches, recent transactions, transferability restrictions, prevailing discount rates, volatilities, credit ratings and other factors. In the Other class, interests in mixed assets funds are Level 2 and U.S. life insurance contracts and non-U.S. general fund investments and insurance arrangements are Level 3.

A reconciliation of the change in value for Level 3 assets follows:

	2010	2011
Beginning balance, October 1	$221	249
Gains (Losses) on assets held	28	34
Gains (Losses) on assets sold	(9)	(9)
Purchases, sales and settlements, net	9	(7)
Ending balance, September 30	$249	267